Convertible Preferred Stock (Tables) (Convertible Preferred Stock [Member])	12 Months Ended
Jul. 31, 2012
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Schedule of Convertible Preferred Stock
Our convertible preferred stock as of July 31, 2011 consisted of the following (in thousands, except for number of shares):

Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preferences
Series A	1,314	1,311	$1,739	$1,197
Series B	27,060	24,329	1,977	2,000
Series C	29,197,081	26,088,294	7,922	8,113
Series D	17,000,000	16,332,746	22,285	22,376
Series E	26,000,000	25,331,709	43,993	44,021
Series F-1	2,833,043	2,806,150	6,425	3,000
Series F-2	6,738,927	6,699,401	15,610	10,000
Series F-3	3,331,552	3,228,454	7,555	5,010
	85,128,977	80,512,394	$107,506	$95,717